Stock-Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Incentive Units
In connection with the IPO and the related corporate reorganization, the Rice Appalachia incentive unit holders contributed their Rice Appalachia incentive units to Rice Holdings and NGP Holdings in return for (i) incentive units in such entities that, in the aggregate, were substantially similar to the Rice Appalachia incentive units they previously held and (ii) shares of common stock in the amount of $3.4 million related to the extinguishment of the incentive burden attributable to Mr. Daniel J. Rice III. No payments were made in respect of incentive units prior to the completion of the Company’s IPO. As a result of the IPO, the payment likelihood related to the NGP Holdings and Rice Holdings incentive units was deemed probable, requiring the Company to recognize compensation expense. The compensation expense related to these interests is treated as additional paid in capital from Rice Holdings and NGP Holdings in our financial statements and is not deductible for federal or state income tax purposes. The compensation expense recognized is a non-cash charge, with the settlement obligation resting on NGP Holdings and Rice Holdings, and as such the incentive units are not dilutive to Rice Energy Inc.
NGP Holdings
The NGP Holdings incentive units are considered a liability-based award and are adjusted to fair market value on a quarterly basis until all payments have been made. The recognized and unrecognized compensation expense related to the NGP Holdings incentive units is sensitive to certain assumptions, including the estimated timing of NGP Holdings’ sale of the Company’s common stock. Based on negative industry and market trends, including the performance of the Company’s stock price, the estimated timing of NGP Holdings’ sale of the Company’s common stock was adjusted as of December 31, 2015. The change in the estimated requisite service period will be recognized prospectively. Non-cash compensation (income) expense relative to the NGP Holdings incentive units was $(24.3) million and $44.5 million for the year ended December 31, 2015 or 2014, respectively. As of December 31, 2015, the estimated unrecognized compensation expense related to the NGP Holdings interests is approximately $12.0 million.
In the first quarter of 2014, NGP Holding’s distribution thresholds with regard to certain classes (tiers) of incentive units were satisfied as a result of NGP Holdings’ distribution of net proceeds from its sale of the Company’s common stock in the IPO, and NGP Holdings made cash distributions to its members, including holders of incentive units, in an aggregate amount of $4.4 million. As a result of the Company’s August 2014 Equity Offering, NGP Holdings paid approximately $12.0 million in the third quarter of 2014 to holders of certain classes of incentive units. The sale of the Company’s stock by NGP Holdings in the Secondary Offering triggered a payment to holders of certain classes of incentive units in May 2015, which resulted in approximately $26.7 million expense for the year ended December 31, 2015.
Rice Holdings
The Rice Holdings incentive units are considered an equity-based award with the fair value of the award determined at the grant date and amortized over the service period of the award using the straight-line method. Compensation expense relative to the Rice Holdings incentive units was $33.7 million and $41.7 million for the year ended December 31, 2015 and 2014 respectively. The Company will recognize approximately $39.2 million of additional compensation expense over the remaining expected service period related to the Rice Holdings incentive units.
In August 2014, the triggering event for the Rice Holdings incentive units was achieved. As a result, in September 2014 and September 2015, Rice Holdings distributed one quarter and one third, respectively, of its then-remaining assets (consisting solely of shares of the Company’s common stock) to its members pursuant to the terms of its limited liability company agreement. In addition, in September 2016 and 2017, Rice Holdings will distribute one half and all, respectively, of its then-remaining assets (consisting solely of shares of the Company’s common stock) to its members pursuant to the terms of its limited liability company agreement.  As a result, over time, the shares of the Company’s common stock held by Rice Holdings will be transferred in their entirety to Rice Energy Irrevocable Trust and the incentive unitholders.
Total compensation expense relative to the NGP Holdings and Rice Holdings incentive units was $36.1 million and $106.0 million for the year ended December 31, 2015 or 2014, respectively. Of the total compensation expense recognized for the year ended December 31, 2015, approximately $12.8 million related to changes in certain service condition assumptions.
Three tranches of the incentive units have a time vesting feature. A rollforward of those units from our IPO to December 31, 2015 is included below.

Vested Units Balance, January 29, 2014	133,333
Vested During Period	1,667,578
Forfeited During Period	(37,140)
Granted During Period	37,140
Canceled During Period	—
Vested Units Balance, December 31, 2014	1,800,911
Vested During Period	1,027,288
Forfeited During Period	—
Granted During Period	—
Canceled During Period	—
Vested Units Balance, December 31, 2015	2,828,199

Four tranches of the incentive units do not have a time vesting feature, and their payouts are triggered upon a future payment condition. As such, none of these awards have legally vested as of December 31, 2015. The fair value of the incentive units was estimated using a Monte Carlo simulation valuation model with the following assumptions:

Rice Holdings
Valuation Date	1/29/2014
Dividend Yield	0.00%
Expected Volatility	47.00%
Risk-Free Rate	1.11%
Expected Life (Years)	4.0

Rice Holdings
Valuation Date	4/14/2014
Dividend Yield	0.00%
Expected Volatility	45.19%
Risk-Free Rate	1.13%
Expected Life (Years)	3.8

Rice Holdings
Valuation Date	4/16/2014
Dividend Yield	0.00%
Expected Volatility	44.32%
Risk-Free Rate	1.18%
Expected Life (Years)	3.8

NGP Holdings
Valuation Date	12/31/2015
Dividend Yield	0.00%
Expected Volatility	54.57%
Risk-Free Rate	0.96%
Expected Life (Years)	1.75
Stock-Based Compensation
During the years ended December 31, 2015 and 2014, the Company granted stock-based compensation awards to certain non-employee directors and employees under our long-term incentive plan (the “LTIP”). Pursuant to the LTIP, the Company expects the aggregate maximum number of shares of our common stock issued under the LTIP will not exceed 17,500,000. The awards consisted of restricted stock units, which vest upon the passage of time, and performance units, which vest based upon attainment of specified company performance criteria.
Restricted Stock Unit Awards
Restricted stock unit awards are valued based upon the price of the Company’s common stock on the grant date and vest over periods from one to three years, with compensation expense being recognized on a straight-line basis over the requisite service period. Compensation expense related to the restricted stock unit awards was $5.7 million and $2.6 million for the years ended December 31, 2015 and 2014, respectively, and is recorded in general and administrative expenses on the consolidated statements of operations. The following table summarizes the restricted stock unit award activity during the year ended December 31, 2015 and 2014.

	Number of shares	Weighted average grant date fair value
Total unvested, January 1, 2014	—	$—
Granted	328,907	28.79
Vested	(1,647)	30.33
Forfeited	(4,601)	32.59
Total unvested, December 31, 2014	322,659	28.38
Granted	535,175	19.25
Vested	(121,138)	27.98
Forfeited	(34,027)	24.13
Total unvested - December 31, 2015	702,669	$21.70

The following table details the scheduled vesting of the outstanding unvested restricted stock unit awards at December 31, 2015.

Vesting Date	Number of shares
2016	254,406
2017	266,452
2018	181,811
702,669

Total unrecognized compensation expense expected to be recognized in the future related to the restricted stock unit awards as of December 31, 2015 is $10.0 million.
Performance Stock Unit Awards
We use a Monte Carlo simulation valuation model to determine the fair value of the performance stock unit awards on the grant date. The compensation expense related to these awards is being recognized on a straight-line basis and the awards will cliff vest over the requisite service period of approximately three years. Compensation expense related to the performance unit stock awards was $6.7 million and $2.8 million for the years ended December 31, 2015 and 2014, respectively, and is recorded in general and administrative expenses on the consolidated statements of operations. The following table presents information regarding the assumptions used in determining the fair value of the performance stock unit awards granted in 2015 and 2014.

	2015	2014
Dividend Yield	0.00%	0.00%
Expected Volatility	49.69%	43.73%
Risk-Free Rate	1.00%	0.70%
Expected Life (Years)	2.89	2.65
Weighted average fair value of performance stock unit awards	$21.61	$38.77

Total unrecognized compensation expense expected to be recognized in the future related to the performance stock unit awards as of December 31, 2015 is $10.8 million.
RMP Phantom Unit Awards
During the years ended December 31, 2015 and 2014, the Partnership’s general partner granted phantom unit awards under the Rice Midstream Partners LP 2014 Long Term Incentive Plan (the “RMP LTIP”) to certain non-employee directors of the Partnership and executive officers and employees of Rice Energy. Pursuant to the RMP LTIP, the maximum aggregate number of common units that may be issued pursuant to any and all awards under the RMP LTIP shall not exceed 5,000,000 common units subject to adjustment due to recapitalization or reorganization, or related to forfeitures or the expiration of Awards, as provided under the RMP LTIP. The equity-based awards are valued based upon the price of the Partnership’s common units on the grant date and will cliff vest over the requisite service period from one and a half to two years. The Partnership recorded $4.1 million and $0.1 million of stock compensation expense related to these awards for the years ended December 31, 2015 and 2014, respectively, and is recorded in general and administrative expenses on the consolidated statements of operations. Total unrecognized compensation expense expected to be recognized over the remaining vesting period as of December 31, 2015 is $3.0 million for these awards.
The following table summarizes the activity for the equity-based awards during the year ended December 31, 2015 and 2014.

	Number of units	Weighted average grant date fair value
Total unvested, January 1, 2014	—	$—
Granted	434,094	16.50
Vested	—	—
Forfeited	—	—
Total unvested, December 31, 2014	434,094	16.50
Granted	18,196	16.87
Vested	(242)	16.50
Forfeited	(19,420)	16.50
Total unvested - December 31, 2015	432,628	$16.52

The following table details the scheduled vesting of the unvested equity-based awards at December 31, 2015.

Vesting Date	Number of units
2016	432,628
432,628